Investment property (Tables)	12 Months Ended
Jun. 30, 2026
Investment property [abstract]
Schedule of investment property
	2026 USD	2025 USD
Land — at cost	3,599,744	–
Buildings — at cost	325,240	–
Accumulated depreciation — buildings	(79,446)	–
	3,845,538	–

Schedule of reconciliation of carrying amount

Reconciliation of carrying amount

	2026 USD	2025 USD
Carrying amount at the beginning of the year	–	–
Assets acquired through business combinations	4,096,400	–
Accumulated depreciation transferred from property, plant and equipment (Note 21)	(79,446)	–
Net exchange differences	(171,416)	–
Carrying amount at the end of the year	3,845,538	–